FILED PURSUANT TO RULE 497(e)
REGISTRATION FILE NO. 33-40682


                                                              October 31, 1997


                             THE LAZARD FUNDS, INC.
                            Supplement to Prospectus
                             Dated November 1, 1997


     The Lazard Funds, Inc. currently is not offering Lazard High Yield
Portfolio.